ACQUISITION OF EMERGEN ENERGY LLC (Details Narrative) - USD ($)			1 Months Ended	9 Months Ended
	Apr. 24, 2024	Apr. 24, 2024	Jan. 31, 2024	Sep. 30, 2024
Stock Issued During Period, Value, Acquisitions		$ 22,222,200
Shares Issued, Price Per Share	$ 0.10	$ 0.10
Payments for Other Fees				$ 29,025,000
B E S S Development Fees [Member]
Payments for Other Fees				9,825,000
Solar Development Fees [Member]
Payments for Other Fees				$ 19,200,000
Maximum [Member]
Investment Company, Committed Capital			$ 50,000,000
Project Management Services Agreement [Member]
Payments for fees percentage				50.00%
Initial fees percentage				62.50%
Project Management Services Agreement [Member] | B E S S Development Fees [Member]
Payments for Other Fees				$ 9,825,000
Share Price				$ 0.03
Project Management Services Agreement [Member] | Solar Development Fees [Member]
Payments for Other Fees				$ 19,200,000
Share Price				$ 0.03
Project Management Services Agreement [Member] | Other Development Fees [Member]
Share Price				$ 0.02
Payments for fees percentage				50.00%
Emergen Energy L L C [Member] | Membership Interest Purchase Agreement [Member]
[custom:StockIssuedDuringPeriodUnregisteredSharesNewIssues]	222,222,000
Business Acquisition, Percentage of Voting Interests Acquired	100.00%	100.00%
C And C Johnson Holdings L L C [Member] | Membership Interest Purchase Agreement [Member]
Business Acquisition, Percentage of Voting Interests Acquired	31.30%	31.30%
Stock Issued During Period, Shares, New Issues	711,090,664